UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22079

RMR DIVIDEND CAPTURE FUND
(Exact name of registrant as specified in charter)

400 CENTRE STREET NEWTON, MASSACHUSETTS		02458
(Address of principal executive offices)		(Zip code)

Adam D. Portnoy, President RMR Dividend Capture Fund 400 Centre Street Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Brian D. O’Sullivan

State Street Bank and Trust Company

801 Pennsylvania Avenue, Tower II, 4th Floor

Kansas City, Missouri 64102

Julie A Tedesco, Esq.

State Street Bank and Trust Company

4 Copley Place, 5th Floor

Boston, MA 02116

Registrant’s telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

RMR Dividend Capture Fund

Portfolio of Investments — March 31, 2009 (unaudited)

Company	Shares	Value
Common Stocks — 80.8%
Real Estate Investment Trusts — 80.8%
Apartments — 9.0%
Apartment Investment & Management Co.	100	$548
Associated Estates Realty Corp.	5,000	28,400
AvalonBay Communities, Inc.	103	4,847
Home Properties, Inc.	100	3,065
Mid-America Apartment Communities, Inc.	3,000	92,490
UDR, Inc.	3,000	25,830
		155,180
Diversified — 13.8%
Colonial Properties Trust	8,800	33,528
Cousins Properties, Inc.	5,000	32,200
Duke Realty Corp.	16,100	88,550
Lexington Corporate Properties Trust	33,883	80,642
Vornado Realty Trust	101	3,357
		238,277
Health Care — 8.2%
Cogdell Spencer, Inc.	6,700	34,170
Health Care REIT, Inc.	200	6,118
Medical Properties Trust, Inc.	27,000	98,550
Nationwide Health Properties, Inc.	100	2,219
OMEGA Healthcare Investors, Inc.	100	1,408
		142,465
Hospitality — 12.6%
DiamondRock Hospitality Co.	20,000	80,200
Entertainment Properties Trust	1,500	23,640
Hersha Hospitality Trust	60,490	114,931
		218,771
Industrial — 0.2%
EastGroup Properties, Inc.	100	2,807

Office — 12.4%
BioMed Realty Trust, Inc.	4,000	27,080
Brandywine Realty Trust	23,000	65,550
Corporate Office Properties Trust	100	2,483
Highwoods Properties, Inc.	2,500	53,550
Kilroy Realty Corp.	2,500	42,975
Mack-Cali Realty Corp.	100	1,981
SL Green Realty Corp.	1,900	20,520
		214,139
Retail — 20.2%
CBL & Associates Properties, Inc.	17,200	40,592
Equity One, Inc.	100	1,219
Kimco Realty Corp.	7,500	57,150
Realty Income Corp.	2,800	52,696
Regency Centers Corp.	2,000	53,140
Simon Property Group, Inc.	1,535	53,172
Tanger Factory Outlet Centers, Inc.	100	3,086
The Macerich Co.	8,000	50,080
Weingarten Realty Investors	4,000	38,080
		349,215

See notes to portfolio of investments.

Company	Shares	Value
Common Stocks — continued
Real Estate Investment Trusts — continued
Storage — 4.4%
Extra Space Storage, Inc.	8,000	$44,080
Public Storage, Inc.	100	5,525
Sovran Self Storage, Inc.	100	2,008
Sun Communities, Inc.	100	1,183
U-Store-It Trust	12,000	24,240
		77,036
Total Real Estate Investment Trusts (Cost $3,775,514)		1,397,890
Total Common Stocks (Cost $3,775,514)		1,397,890
Other Investment Companies — 49.5%
Blackrock Preferred and Equity Advantage Trust	19,336	122,397
Cohen & Steers Advantage Income Realty Fund, Inc.	52,500	104,475
Cohen & Steers Premium Income Realty Fund, Inc.	7,177	13,493
Cohen & Steers REIT and Utility Income Fund, Inc.	24,384	105,095
DWS RREEF Real Estate Fund II, Inc.	94,150	40,484
Eaton Vance Enhanced Equity Income Fund II	12,100	118,338
Neuberger Berman Real Estate Securities Income Fund, Inc.	30,000	37,800
Nicholas-Applegate Convertible & Income Fund II	504	2,092
Nuveen Floating Rate Income Fund	20,185	118,486
Nuveen Real Estate Income Fund	3,700	13,283
Ultra Real Estate ProShares	7,900	19,355
UltraShort Real Estate ProShares	750	39,548
Western Asset Emerging Markets Debt Fund, Inc.	10,293	121,457
Total Other Investment Companies (Cost $3,489,968)		856,303
Short-Term Investments — 11.6%
Other Investment Companies — 11.6%
Dreyfus Cash Management, Institutional Shares, 0.74% (a) (Cost $201,083)	201,083	201,083
Total Investments — 141.9% (Cost $7,466,565) (b)		2,455,276
Other assets less liabilities — (2.9)%		(50,288)
Preferred Shares, at liquidation preference — (39.0)%		(675,000)
Net Assets applicable to common shareholders — 100%		$1,729,988

Notes to Portfolio of Investments
(a)	Rate reflects 7 day yield as of March 31, 2009.
(b)

Although subject to adjustments to the extent 2009 distributions by the issuers of the Fund’s investments are characterized as return of capital, the cost, gross unrealized appreciation and gross unrealized depreciation of the Fund’s investments for federal income tax purposes, as of March 31, 2009, are as follows:

Cost	$7,466,565

Gross unrealized appreciation	$10,135

Gross unrealized depreciation	(5,021,424)

Net unrealized depreciation	$(5,011,289)

Reference should be made to the Fund’s financial statements for the year ended December 31, 2008, for further information concerning the income tax characterization of the Fund’s investment income and distributions.

Fair Value Measurements

Under Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements, or FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The following is a summary of the inputs used as of March 31, 2009, in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 — Quoted prices	$2,455,276
Level 2 — Other significant observable inputs	—
Level 3 — Significant unobservable inputs	—
Total	$2,455,276

There were no investments in securities characterized as Level 2 or Level 3 on December 31, 2008, or March 31, 2009.

Item 2.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR DIVIDEND CAPTURE FUND

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	May 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	May 22, 2009

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer

Date:	May 22, 2009